Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	719,561
Proposed Maximum Offering Price per Unit | $ / shares	2.34
Maximum Aggregate Offering Price	$ 1,683,773
Fee Rate	0.01531%
Amount of Registration Fee	$ 257.79
Offering Note	Represents shares of the registrant’s common stock offered for resale by the selling stockholders named in the registration statement, issuable upon the exercise of warrants issued to the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the NYSE American on September 23, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.